Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - Income Taxes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income Taxes from continuing operations	$ (8,092,060)	$ (2,437,203)	$ (892,596)
Total (Loss) / Income before Income Taxes from discontinued operations	(532,698)	4,568
Total (Loss) / Income before Income Taxes	(8,624,758)	(2,432,637)	(892,596)
Less: intercompany transactions
Less: intercompany transactions	3,891,541
Cayman Islands [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income Taxes from continuing operations	(3,091,010)	(1,531,561)	(392,100)
Total (Loss) / Income before Income Taxes from discontinued operations
BVI [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income Taxes from continuing operations	(4,201)	(2,104)
Total (Loss) / Income before Income Taxes from discontinued operations
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income Taxes from continuing operations	(14,469)	(1,708)	(72)
Total (Loss) / Income before Income Taxes from discontinued operations
PRC [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total (Loss) / Income Taxes from continuing operations	(1,090,839)	(901,830)	(500,424)
Total (Loss) / Income before Income Taxes from discontinued operations	$ (532,698)	$ 4,568